Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Gain (loss) on derivative financial instruments	$ 517	$ 354	$ 1,178	$ 467
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	30	266	12	(7)
Amortization of amount excluded from hedge effectiveness	701	302	1,807	1,115
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Gain (loss) on derivative financial instruments	517	354	1,178	467
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0	0	0	0
Amortization of amount excluded from hedge effectiveness	0	0	0	0
Reclassification from accumulated other comprehensive income	0	0	0	0
Gain (loss) on derivative financial instruments	0	0	0	0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	30	266	12	(7)
Amortization of amount excluded from hedge effectiveness	701	302	1,807	1,115
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Gain (loss) on derivative financial instruments	$ 517	$ 354	$ 1,178	$ 467